Subsequent Events - Additional Information (Details) - USD ($)						1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Nov. 10, 2023	Oct. 06, 2023	Feb. 27, 2023	Feb. 13, 2022	Mar. 31, 2023	Nov. 30, 2022	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2021	Jul. 23, 2021
Subsequent Event [Line Items]
Common stock, shares Issued									14,178,514		2,450,922			213,065
Conversion of stock, amount issued								$ 0
Proceeds from issuance of warrants							$ 225,000,000	400,000,000
Proceeds from issuance or sale of equity							$ 10,000,000	$ 10,000,000
Warrant exercise price						$ 0.0001	$ 0.0001	$ 0.0001							$ 0.01
Proceeds from senior secured notes									$ 3,030,000	$ 0
Senior Notes [Member]
Subsequent Event [Line Items]
Warrant exercise price						$ 0.0001		0.0001
Proceeds from senior secured notes						$ 2,000,000			$ 1,000,000
Contract Termination [Member]
Subsequent Event [Line Items]
Payments for restructuring					$ 100,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares Issued											1,072,438
Service Providers Stock Warrants [Member]
Subsequent Event [Line Items]
Proceeds from issuance of warrants						400,000,000	$ 225,000,000
Proceeds from issuance or sale of equity						$ 10,000,000	$ 10,000,000
Warrant exercise price						$ 0.0001	$ 0.0001	0.0001
Rights Offering [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Price per share												$ 0.51
Common stock, shares Issued									9,749,439		1,072,515	8,676,924	8,676,924
Conversion of stock, amount issued											$ 5,000,000,000
Asset Purchase Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Sale of stock number of shares issued in transaction	2,400
Subsequent Event [Member]
Subsequent Event [Line Items]
Asset purchase agreement terms			The number of shares to be issued will be based on the volume weighted average price (“VWAP”) of the Company’s common stock based on the 10 consecutive trading days ending on (and including) the closing date of the Acquisition, on The Nasdaq Stock Market LLC (“Nasdaq”); provided, however, that such VWAP shall not exceed or be less than an amount equal to twenty-five percent (25%) of the VWAP for the common stock based on the 10 consecutive trading days ending on (and including) the date the Asset Purchase Agreement was executed (the “VWAP Collar”).
Proceeds from long-term lines of credit		$ 1,900,000
Interest rate		3.00%
Maturity Date		Nov. 09, 2024
Step-up interest rate		8.00%
Debt instrument term		5 years
Percentage of original issuance discount		15.00%
Subsequent Event [Member] | Class A Common Stock to Class B Common Stock [Member]
Subsequent Event [Line Items]
Common stock, conversion basis				one to one basis
Subsequent Event [Member] | Service Providers Stock Warrants [Member]
Subsequent Event [Line Items]
Proceeds from issuance of warrants						$ 400,000,000
Proceeds from issuance or sale of equity						$ 10,000,000,000
Warrant exercise price						$ 0.01		$ 0.01
Subsequent Event [Member] | Rights Offering [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Price per share												$ 0.51
Common stock, shares Issued											9,749,439	8,677,001
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase price under the Asset Purchase Agreement			$ 16,900,000
Subordinated debt			1,500,000
Retirement of senior debt			$ 9,400,000
Maximum number of earn-out shares			22,665,681
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Proceeds from long-term lines of credit		$ 800,000
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares Issued									14,178,514		2,450,922			213,065
Conversion of stock, amount issued								$ 4,000
Common Stock [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Conversion of stock, amount issued								$ (4,000)
Common Stock [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Weighted Average Threshold Consecutive Trading Days			10 days
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Weighted Average Threshold Consecutive Trading Days			10 days
Common Stock [Member] | Subsequent Event [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase price under the Asset Purchase Agreement			$ 6,000,000